Derivative Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Transactions

The following table summarizes the Company’s interest rate swap positions and the impact of a 1 basis point change in interest rates as of December 31, 2015.

		Weighted	Impact of a
	Notional	Average Rate	1 basis point change	Repricing
	Amount	Received/(Paid)	in interest rates	Frequency
Derivative Assets	$35,534	5.31%	$20	Monthly
Derivative Liabilities	(35,534)	-5.31%	(20)	Monthly

Net Exposure	$—		$—

The following table summarizes the Company’s interest rate swap positions and the impact of a 1 basis point change in interest rates as of December 31, 2014.

		Weighted	Impact of a
	Notional	Average Rate	1 basis point change	Repricing
	Amount	Received/(Paid)	in interest rates	Frequency
Derivative Assets	$29,060	5.47%	$19	Monthly
Derivative Liabilities	(29,060)	-5.47%	(19)	Monthly

Net Exposure	$—		$—